ADVANCES FROM CUSTOMERS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Advances From Customers
Advances from customers	$ 1,476,711		$ 1,843,976
Revenues from the contract liabilities	$ 1,143,860	$ 1,055,869